UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     February 17, 2009
     Todd B. Hammer      Boston, Massachusetts     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $377,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    39477  1165900 SH       DEFINED               1165900
BRISTOW GROUP INC              COM              110394103    34291  1280000 SH       DEFINED               1280000
CVR ENERGY INC                 COM              12662P108     5916  1479000 SH       DEFINED               1479000
DISH NETWORK CORP              CL A             25470M109    18900  1704214 SH       DEFINED               1704214
GENTEK INC                     COM NEW          37245X203     4619   306900 SH       DEFINED                306900
HEALTH NET INC                 COM              42222G108    32577  2991500 SH       DEFINED               2991500
INTERVAL LEISURE GROUP INC     COM              46113M108     8854  1642633 SH       DEFINED               1642633
KIRKLANDS INC                  COM              497498105     2518   950000 SH       DEFINED                950000
LORILLARD INC                  COM              544147101    17407   308900 SH       DEFINED                308900
LORILLARD INC                  COM              544147101    15513   275300 SH  CALL DEFINED
MCDERMOTT INTL INC             COM              580037109    43215  4374000 SH       DEFINED               4374000
MI DEVS INC                    CL A SUB VTG     55304X104     7904  1059564 SH       DEFINED               1059564
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     9433   250000 SH       DEFINED                250000
QUADRAMED CORP                 COM NEW          74730W507     2512   512674 SH       DEFINED                512674
RELIANT ENERGY INC             COM              75952B105    37281  6450000 SH       DEFINED               6450000
SEAGATE TECHNOLOGY             SHS              G7945J104    14273  3221907 SH       DEFINED               3221907
SPARK NETWORKS INC             COM              84651P100     3389  1318525 SH       DEFINED               1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     3491  1327300 SH       DEFINED               1327300
TAL INTL GROUP INC             COM              874083108    25496  1808205 SH       DEFINED               1808205
TRIPLE-S MGMT CORP             CL B             896749108    18400  1600000 SH       DEFINED               1600000
WELLPOINT INC                  COM              94973V107    32440   770000 SH       DEFINED                770000